LONG-TERM LOANS - Bank loans (Details) RM in Millions, $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 IDR (Rp)
Borrowings and other credit facilities
Current maturities	Rp (17,746)	$ (1,064)		Rp (15,866)			Rp (10,276)
Long-term portion	26,099	1,565		25,518			Rp 27,773
Bank loans
Borrowings and other credit facilities
Total loans and other borrowings	41,258			36,450
Unamortized debt issuance cost	(109)			(109)
Long-term portion	41,149			36,341
Current maturities	(17,746)			(13,519)
Long-term portion	23,403			22,822
Bank loans | Third parties
Borrowings and other credit facilities
Total loans and other borrowings	18,541			20,507
Bank loans | BCA | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	7,313			9,755
Bank loans | DBS | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	4,350			4,800
Bank loans | Bank of China | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,900			1,900
Bank loans | Bank CIMB Niaga | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,750			1,710
Bank loans | Bank CIMB Niaga | U.S. Dollar
Borrowings and other credit facilities
Total loans and other borrowings	173	$ 10		99	$ 6
Bank loans | Bank Permata | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,229			1,021
Bank loans | PT Bank Sinarmas Tbk. ("Bank Sinarmas"). | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,000
Bank loans | HSBC | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	784			1,000
Bank loans | Bank Danamon | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	16			110
Bank loans | PT Bank ANZ Indonesia ("Bank ANZ") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				22
Bank loans | Syndication of banks | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				60
Bank loans | Syndication of banks | U.S. Dollar
Borrowings and other credit facilities
Total loans and other borrowings | $					$ 4
Bank loans | Other | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				3
Bank loans | Other | Malaysian ringgit
Borrowings and other credit facilities
Total loans and other borrowings	26		RM 6	27		RM 7
Bank loans | Related parties
Borrowings and other credit facilities
Total loans and other borrowings	22,717			15,943
Bank loans | BNI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	13,155			6,030
Bank loans | Bank Mandiri | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	7,635			6,355
Bank loans | BSI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,666			2,083
Bank loans | BRI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	Rp 261			Rp 1,475